Aircraft Sublease Receivables - Summary of Subleased Fifteen Aircraft to TAP and the Amounts Receivable (Parenthetical) (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Aircraft [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	R$ 0	R$ 0